Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Accumulated deficit	$ 49,441,000
Working capital deficit	9,947,000		$ 6,174,000
Federal depository insurance coverage amount	250,000		250,000
Recognized revenue to one-year support contracts			196,739	$ 80,929
Recognized revenue to multi-year support contracts	1,116,893	$ 1,191,711	4,495,748	4,912,258
Short-term deferred revenue	3,742,145		4,008,654	4,168,016
Long-term deferred revenue	4,304,587		4,962,126	4,805,431
Deferred revenues	8,970,780		8,973,447	9,888,275
Deferred revenue recognized	1,176,239		4,168,016	4,593,794
Impairment losses	0	0	0	0
Expenses	695,366	674,080	2,729,492	3,614,814
Advertising and marketing costs	22,458	49,828	94,272	69,975
Recognized an unrealized loss	2,039,377		$ 240,784
Private placement warrants			515,000
Public Warrants			16,184,612
Equity instruments valued			$ 2,675,000
Advances due from the Founders			1,100,000
Other comprehensive loss	3,239	$ 0	2,702	10,106
Deferred revenue, curret	3,742,000
Convertible debt	$ 4,205,000
Private placement warrants shares outstanding	51,500,000,000
Public warrants shares outstanding	16,159,112
Additional shares of common stock	$ 5,000,000
Accounts receivable	1,704,429		$ 1,648,904	$ 705,752
Advances due to Founders and Advances due from Founders Description			Mr. Huang and Mr. Xu advanced Airship AI $1,900,000 and were repaid $1,300,000, with $600,000 recorded as advances from founders as of December 31, 2022. In the year ended December 31, 2023, Mr. Huang and Mr. Xu advanced Airship AI $1,350,000 and were repaid $200,000, with $1,750,000 recorded as advances from founders as of December 31, 2023.The advances are non-interest bearing and Airship AI expects to pay the balance off within a one year period. During 2024, Mr. Huang advanced Airship AI $900,000 and was repaid $900,000, with $1,750,000 recorded as advances from founders as of March 29, 2024. The advances are non-interest bearing and Airship AI expects to pay the balance off within a one year period
Equity instruments	$ 2,675,000
Common stock, issued	23,159,119		22,812,048	13,387,344
Common stock, outstanding	23,159,119		22,812,048	13,387,344
Private placement warrants	515,000
Public Warrants	16,184,612
Description of shares	(i) options outstanding for the purchase of 5,114,589 shares of the Company’s common stock; (ii) SARs for the purchase of 1,758,105 shares of Company’s common stock; (iii) warrants for the purchase of 19,364,014 shares of the Company’s common stock; and (iv) 931,794 shares of the Company’s common stock reserved and are issuable upon conversion of convertible debentures		(i) options outstanding for the purchase of 4,257,151 shares of the Company’s common stock; and (ii) SARs for the purchase of 1,758,105 shares of Company’s common stock